Basis of preparation	12 Months Ended
Dec. 31, 2023
Basis of preparation.
Basis of preparation
2.	Basis of preparation

Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of Measurement and Presentation

These consolidated financial statements have been prepared using the historical cost convention except for financial instruments which have been measured at fair value. These consolidated financial statements were prepared on an accrual basis except for cash flow information.

These consolidated financial statements incorporate the financial statements of the Company and its 100% owned subsidiary. The accounts of the Company’s subsidiary are prepared for the same reporting period as the parent company, using consistent accounting policies. Inter-company transactions, balances and unrealized gains or losses on transactions are eliminated. The Company’s subsidiary is the following:

Name	Place of Incorporation	Ownership
XORTX Pharma Corp.	Canada	100%

These consolidated financial statements were approved for issue by the Board of Directors on April 1, 2024.

Change in functional and presentation currency

Determination of functional currency may involve certain judgments to determine the primary economic environment, and management reconsiders the functional currency of the Company and its subsidiary if there is a change in events and conditions which determine the primary economic environment. The Company had determined that the functional currency of the Company’s Canadian operations has changed from Canadian dollars (“CAD”) to United States dollars (“USD”) as the primary economic environment for the Company changed due to changing sources of recent and expected future sources of financing. The change in functional currency from CAD to USD is accounted for prospectively from January 1, 2023.

2.	Basis of preparation (continued)

Change in functional and presentation currency (continued)

Concurrent with the change in functional currency, the Company has also changed its presentation currency from CAD to USD. This change in presentation currency is to better reflect the Company’s business activities, following its increased presence in the United States and to be consistent with peer companies in the industry.  Under International Accounting Standards (“IAS”) 8 Accounting Policies, Changes in Accounting Estimates and Errors, the change in presentation currency represents a voluntary change in accounting policy and is applied retrospectively. The comparative consolidated statements of comprehensive loss and cash flows for each period presented have been translated into the presentation currency using the average exchange rate prevailing during each period. All assets, liabilities have been translated using the exchange rate prevailing on the consolidated statements of financial position dates and equity transactions have been translated at the exchange rate prevailing at the date of the transaction.

Prior period comparable information has been restated to reflect the change in presentation currency. All revenues and expenses were translated into USD at the average exchange rate, with no adjustments to the measurement of or accounting for previously reported results. The exchange rates used to reflect the change in presentation currency were as follows:

CAD – USD exchange rate	2022	2021
Closing rate	0.7383	0.7888
Average rate	0.7692	0.7980

Foreign currency transactions are translated into the functional currency using exchange rates in effect at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate in effect at the measurement date. Non-monetary assets and liabilities denominated in foreign currencies are translated using the historical exchange rate or the exchange rate in effect at the measurement date for items recognized at fair value through profit and loss. Gains and losses arising from foreign exchange are included in profit and loss. The following is a summary of amounts restated into USD:

Consolidated Statements of Financial Position

	December 31, 2022		January 1, 2022
	As reported, CAD	Restated, USD	As reported, CAD	Restated, USD
Total current assets	$14,750,412	$10,895,568	$20,173,339	$15,912,730
Total assets	$16,752,929	$12,374,026	$22,035,902	$17,381,920
Total current liabilities	$2,050,262	$1,511,303	$700,999	$552,948
Total liabilities	$7,286,499	$5,377,215	$5,298,331	$4,179,323
Total shareholders’ equity	$9,466,430	$6,996,811	$16,737,571	$13,202,597

Consolidated Statements of Comprehensive Loss

	Year ended December 31, 2022		Year ended December 31, 2021
	As reported, CAD	Restated, USD	As reported, CAD	Restated, USD
Loss before other items	$(13,385,051)	$(10,290,606)	$(3,649,523)	$(2,910,605)
Net loss	$(9,485,309)	$(7,718,882)	$(1,652,282)	$(1,579,274)
Net loss and comprehensive Loss	$(9,485,309)	$(7,847,027)	$(1,652,282)	$(1,428,810)
Basic and diluted loss per common share	$(6.41)	$(5.22)	$(1.51)	$(1.44)

2.	Basis of preparation (continued)

Change in functional and presentation currency (continued)

Consolidated Statements of Cash Flows

	Year ended December 31, 2022		Year ended December 31, 2021
	As reported, CAD	Restated, USD	As reported, CAD	Restated, USD
Cash used in operating activities	$(11,973,226)	$(8,963,557)	$(6,062,510)	$(4,801,045)
Cash used in investing activities	$(60,016)	$(45,701)	$(39,809)	$(31,807)
Cash provided by financing activities	$6,435,884	$4,709,739	$24,456,551	$19,372,334
Effect of foreign exchange on cash	$871,636	$(136,147)	$325,741	$195,863
Net (decrease) increase in cash	$(4,725,722)	$(4,435,665)	$18,679,973	$14,735,345
Cash beginning of year	$18,851,244	$14,869,861	$171,271	$134,516
Cash end of year	$14,125,522	$10,434,196	$18,851,244	$14,869,861